Pensions and Other Postretirement Benefits Net Annual Benefit (Cost) Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.68%	4.22%	4.50%
Expected return on plan assets	5.00%	6.50%	7.00%
Rate of compensation increase	3.10%	3.60%	3.60%
Components of net annual benefit cost:
Service cost	$ 6.3	$ 7.4	$ 8.0
Interest cost	44.5	44.3	48.8
Expected return on plan assets	(63.0)	(79.1)	(84.2)
Amortization of prior service cost	0.4	0.6	0.7
Amortization of net actuarial and other (gain) loss	16.0	15.5	39.3
Recognized (gain) loss due to settlement	1.8	3.2	20.3
Net annual benefit cost (income)	6.0	(8.1)	$ 32.9
Curtailment loss and special termination benefits	$ (4.3)	$ (4.3)
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.41%	3.77%	3.97%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Components of net annual benefit cost:
Service cost	$ 0.0	$ 0.0	$ 0.0
Interest cost	0.7	0.7	0.8
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service cost	(0.1)	(0.1)	0.0
Amortization of net actuarial and other (gain) loss	(0.5)	(0.9)	(1.2)
Recognized (gain) loss due to settlement	0.0	0.0	0.0
Net annual benefit cost (income)	$ 0.1	$ (0.3)	$ (0.4)